INTANGIBLE ASSETS - Estimated useful lives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Total intangible assets with definite lives	$ 18,034,000	$ 11,041,000
Asset Management Solutions | Qwest | Customer relationships
Intangible assets
Useful life (in years)	10 years
Total intangible assets with definite lives	$ 8,083,000	9,058,000
Tech Ops | ACS | Customer relationships
Intangible assets
Useful life (in years)	10 years
Total intangible assets with definite lives	$ 90,000	110,000
Tech Ops | Avborne Component Solutions | Customer relationships
Intangible assets
Useful life (in years)	10 years
Total intangible assets with definite lives	$ 1,663,000	$ 1,873,000
Tech Ops | ACT | Customer relationships
Intangible assets
Useful life (in years)	10 years
Total intangible assets with definite lives	$ 8,198,000